Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Items Giving Rise to Deferred Tax Assets [Abstract]
Allowance for loan losses	$ 1,146	$ 1,410
Unrealized loss on securities available for sale	3,938	0
Deferred compensation	2,058	2,007
Deferred loan fees/costs	137	148
Accrued bonus	266	286
Purchase accounting adjustments	6	2
Net operating loss	66	82
Lease liability	355	324
Nonaccrual interest income	204	174
Other	294	275
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(99)	(104)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	0	(188)
Prepaid expenses	(231)	(205)
Depreciation and amortization	(843)	(783)
Right-of-use asset	(355)	(324)
Net deferred tax asset	6,266	$ 2,428
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 314
Operating loss carryforwards, expiration date	Dec. 31, 2026